UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
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Check here if Amendment; [ ]  Amendment Number:
      This Amendment (Check only one.): [ ]  is a restatement.
                                        [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
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Address:    100 KING STREET WEST, SUITE 5708
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            TORONTO, ONTARIO
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            M5X 1A9
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Form 13F File Number:   28-  13755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
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Title:      CEO
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Phone:      416.594.6621
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Signature, Place, and Date of Signing:

/s/ JONATHAN BLOOMBERG        TORONTO, ONTARIO, CANADA      05/10/2013
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       [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number        Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     18
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Form 13F Information Table Value Total:     $ 788,513
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                          VALUE       Shares                          Investment   Other    Voting
     Name of Issuer        Title of Class     CUSIP     (x $1000)     Amount     SH/PRN    PUT/CALL   Discretion  Manager  Authority
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AON CORPORATION            common stock     G0408V102      58,742       948,768     SH                   Sole                   Sole
AMC NETWORKS INC           common stock     00164V103      60,402       948,955     SH                   Sole                   Sole
CHARTER COMMUNICATIONS     common stock     16117M305      13,960       134,000     SH                   Sole                   Sole
CREDIT ACCEPTANCE CORP.    common stock     225310101      58,536       476,003     SH                   Sole                   Sole
COMCAST CORP SPL CL A      Class A Shares   20030N200      61,517     1,542,784     SH                   Sole                   Sole
CATAMARAN CORP             common stock     148887102       9,509       178,159     SH                   Sole                   Sole
EXPRESS SCRIPTS INC        common stock     30219G108      74,225     1,279,520     SH                   Sole                   Sole
MOODY'S CORP               common stock     615369105      58,021     1,080,900     SH                   Sole                   Sole
OMNICOM GROUP INC          common stock     681919106      45,938       774,723     SH                   Sole                   Sole
ORACLE CORP                common stock     68389X105      59,820     1,838,390     SH                   Sole                   Sole
WEX INC                    common stock     96208T104      65,468       828,370     SH                   Sole                   Sole
AON CORPORATION            common stock     G0408V102      25,524       415,000     SH         CALL      Sole                   Sole
CHARTER COMMUNICATIONS     common stock     16117M305      32,079       307,900     SH         CALL      Sole                   Sole
DOLLAR FINANCIAL CORP      common stock     256664103       6,656       400,000     SH         CALL      Sole                   Sole
EXPRESS SCRIPTS INC        common stock     30219G108      40,337       700,000     SH         CALL      Sole                   Sole
WELLS FARGO & CO           common stock     949746101      96,101     2,581,290     SH      Warrant      Sole                   Sole
ORACLE CORP                common stock     68389X105       2,586        80,000     SH         CALL      Sole                   Sole
CATAMARAN CORP             common stock     148887102      19,092       360,000     SH         CALL      Sole                   Sole